Consolidated Statements Of Cash Flow $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2022 HKD ($)	Apr. 30, 2021 HKD ($)	Apr. 30, 2020 HKD ($)
OPERATING ACTIVITIES
Profit before tax	$ 225,010	$ 196,252	$ 182,047
Adjustments for:
Bank and other interest income	(5,793)	(143)	0
Depreciation of property, plant and equipment	73	47	0
Amortization of intangible assets	6,523	4,849	0
Recovery of accounts receivable written off	(154)	(71)	0
Share-based payment	8,871	932	0
Changes in fair value on financial assets at FVTPL	(132,032)	(70,291)	(43,592)
Change in fair value on derivative financial liabilities	0	0	5,929
Unrealized exchange gain	(3,138)	0	0
Operating cash flows before movements in working capital	99,360	131,575	144,384
(Increase) decrease in fiduciary bank balances	2,879	6,735	(4,268)
Decrease (increase) in accounts receivable	29,875	(58,338)	6,025
Decrease in prepayments and other receivables	4,057	12,478	952
Increase (decrease) in client's monies held on trust	(2,461)	(934)	6,864
(Decrease) increase in accounts payable	57	(395)	(935)
Increase (decrease) in other payables and accruals	11,078	(18,040)	112
Increase (decrease) in contract liabilities	(23,473)	9,315	60,631
Cash generated from operations	121,372	82,396	213,765
Profits tax (paid) refunded	(41,481)	505	(10)
Net cash generated from operating activities	79,891	82,901	213,755
INVESTING ACTIVITIES
Additions of financial assets at FVTPL	0	(50,561)	0
Proceeds from disposal of financial assets at FVTPL	0	77,840	318,059
Consideration paid for acquisition of movie income right investments	(29,893)	0	0
Receipt of return from movie income right investments	20,899	0	0
Acquisition of property, plant and equipment	(44)	(173)	0
Acquisition of intangible assets	(1,770)	0	0
Net cash inflows from acquisition of subsidiaries	0	20,729	0
Interest received	315	143	0
Repayment from a third party	0	0	15,658
Advance to AMTD Group	(1,093,786)	(1,240,219)	(682,660)
Repayment from AMTD Group	721,293	883,474	320,549
Advance to fellow subsidiaries	0	(758,095)	(1,155,271)
Repayment from fellow subsidiaries	0	1,195,029	509,165
Net cash (used in) from investing activities	(382,986)	128,167	(674,500)
Cash flows from (used in) financing activities [abstract]
Advance from AMTD Group	0	95,475	108,427
Repayment to AMTD Group	0	(24,162)	(212,820)
Advance from fellow subsidiaries	0	15,477	65,734
Repayment to fellow subsidiaries	0	(106,021)	(277,963)
Repayment to a former fellow subsidiary	0	0	(19,966)
Proceeds from issue of shares	0	27,125	898,074
Proceeds from issue of warrants	0	0	11,742
Proceeds from exercise of warrants	0	0	77,963
Net cash from financing activities	0	7,894	651,191
Net increase (decrease) in cash and cash equivalents	(303,095)	218,962	190,446
Cash and cash equivalents at beginning of the year	416,420	196,210	5,764
Effect of foreign exchange rate changes	(809)	1,248	0
Cash and cash equivalents at end of the year	$ 112,516	$ 416,420	$ 196,210